Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Total lease commitment	$ 11,604
Within 1 year [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Total lease commitment	11,604
1-2 years [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Total lease commitment